CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Feb. 28, 2018 CNY (¥)
Statement Of Cash Flows [Abstract]
Net of offering cost paid	¥ 14,445